RELATED PARTIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Amount due to stockholders	$ 1,000	$ 1,000
Shares issued, value		532,500
Directors and Officers [Member]
Related Party Transaction [Line Items]
Shares issued, value	13,941	349,657
Professional expense paid	13,941	0
Conversion of stock, amount issued		$ 1,062,986
Conversion of stock, shares issued		3,543,288
Stockholder [Member]
Related Party Transaction [Line Items]
Amount due to stockholders	1,000	$ 1,000
Rent expense paid to stockholder	3,000	3,000
Rent payable	$ 250	$ 750